Expense Example - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIP Investment Grade Bond Portfolio	Apr. 29, 2023 USD ($)
VIP Investment Grade Bond Portfolio - Initial Class
Expense Example:
1 year	$ 41
3 years	128
5 years	224
10 years	505
VIP Investment Grade Bond Portfolio - Service Class
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
VIP Investment Grade Bond Portfolio - Service Class 2
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	$ 810